Balance Sheets (Parenthetical) - $ / shares	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Stockholders' Deficit
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	3,806,613	20,570	20,570
Common stock, shares outstanding	3,806,613	20,570	20,570